SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of reconciliation of common stock subject to possible redemption

Gross proceeds from IPO	$276,000,000
Less:
Proceeds allocated to Public Warrants	(11,408,000)
Class A common stock issuance costs	(14,975,165)
Plus:
Accretion of carrying value to redemption value	26,383,165
Class A common stock subject to possible redemption, December 31, 2021	276,000,000
Plus:
Accretion of carrying value to redemption value	904,815
Class A common stock subject to possible redemption, September 30, 2022	$276,904,815

Gross proceeds from IPO	$276,000,000
Less:
Proceeds allocated to Public Warrants	(11,408,000)
Class A common stock issuance costs	(14,975,165)
Plus:
Accretion of carrying value to redemption value	26,383,165
Class A common stock subject to possible redemption	$276,000,000

Schedule of reconciliation of the net income per share of common stock

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2022		September 30, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per common share
Numerator:
Allocation of net income	$1,313,967	$328,492	$5,026,365	$1,256,591

Denominator
Weighted-average shares outstanding	27,600,000	6,900,000	27,600,000	6,900,000
Basic and diluted net income per common share	$0.05	$0.05	$0.18	$0.18

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2021		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common share:
Numerator:
Allocation of net income	$4,527,154	$1,131,788	$6,123,777	$1,829,180

Denominator:
Weighted-average shares outstanding	27,600,000	6,900,000	23,454,945	6,900,000
Basic and diluted net income per common share	$0.16	$0.16	$0.26	$0.26

			For the period from
			November 17, 2020
	For the year ended		(Inception) through
	December 31, 2021		December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common share
Numerator:
Allocation of net income (loss)	$6,417,873	$1,782,958	$—	$(3,588)
Denominator
Weighted-average shares outstanding	24,499,726	6,806,301	—	6,900,000
Basic and diluted net income (loss) per common share	$0.26	$0.26	$—	$(0.00)